Taxes - Net Operating Losses Available for Carryforward (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
United States [Member]
Operating Loss Carryforward
Operating loss carryforwards	$ 12,941
Net operating losses available for carryforward	Available for up to 20 years from 2012
Indonesia [Member]
Operating Loss Carryforward
Operating loss carryforwards	49,767
Net operating losses available for carryforward	Available for up to 5 years from 2011
Gabon [Member]
Operating Loss Carryforward
Operating loss carryforwards	10,405
Net operating losses available for carryforward	Available for up to 3 years from 2010
Oman [Member]
Operating Loss Carryforward
Operating loss carryforwards	24,536
Net operating losses available for carryforward	Available for up to 5 years from 2009
The Netherlands [Member]
Operating Loss Carryforward
Operating loss carryforwards	109,442
Net operating losses available for carryforward	Available for up to 9 years from 2007
Venezuela [Member]
Operating Loss Carryforward
Operating loss carryforwards	$ 10,079
Net operating losses available for carryforward	Available for up to 3 years from 2010